Fort Hills (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017
Disclosure of joint operations
Risk adjusted discount rate		8.00%	8.00%
Teck Resources Limited
Disclosure of joint operations
Consideration paid	$ 145
Total
Disclosure of joint operations
Interest (as a percent)	24.58%
Minimum
Disclosure of joint operations
Risk adjusted discount rate		10.00%	10.00%
Maximum
Disclosure of joint operations
Risk adjusted discount rate		12.00%	12.00%
Fort Hills oil sands project
Disclosure of joint operations
Interest purchased (as a percent)				2.26%
Consideration paid				$ 308
Fort Hills Energy Limited Partnership
Disclosure of joint operations
Interest purchased (as a percent)	1.05%
Interest (as a percent)		54.11%	53.06%
Fort Hills Energy Limited Partnership | Teck Resources Limited
Disclosure of joint operations
Interest (as a percent)	21.31%
Faroe Petroleum
Disclosure of joint operations
Interest (as a percent)	54.11%